Loans and borrowings (Tables)	12 Months Ended
Mar. 31, 2018
Disclosure of detailed information about borrowings [abstract]
Disclosure of Short Term Borrowings [Table Text Block]	Short term borrowings consist of the following:
	As at March 31,
	2018		2017
Packing credit borrowings	Rs.	21,008	Rs.	18,699
Other foreign currency borrowings		4,458		24,840
	Rs.	25,466	Rs.	43,539

Disclosure of Interest Rate Profile of Short Term Borrowings [Table Text Block]
The interest rate profile of short-term borrowings from banks is given below:

	As at March 31,
	2018		2017
	Currency(1)	Interest Rate	Currency	Interest Rate
Packing credit borrowings	USD	1 Month LIBOR + (30) to 30 bps	USD	1 Month LIBOR + (30) to 1 bps
	-	-	USD	0.01%
	-	-	INR	T-Bill + 30bps
	INR	6.00%	INR	6.92% to 6.95%
	RUB	6.75%	RUB	9.95%
Other foreign currency borrowings	USD	1 Month/3 Months LIBOR + 65 to 85 bps	USD	1 Month LIBOR + 40 to 60 bps
	RUB	8.20%	RUB	10.48%
	UAH	18.00%	-	-

(1)	“INR” means Indian rupees, “RUB” means Russian roubles, and “UAH” means Ukrainian hryvnia.

Disclosure of Long Term Borrowings [Table Text Block]
Long-term borrowings consist of the following:

	As at March 31
	2018		2017
Foreign currency borrowing by the parent company	Rs.	4,880	Rs.	4,852
Foreign currency borrowing by the Swiss Subsidiary		16,185		-
Foreign currency borrowing by the Company’s German subsidiary, Reddy Holding GmbH		3,394		-
Obligations under finance leases		693		707
	Rs.	25,152	Rs.	5,559
Current portion
Obligations under finance leases	Rs.	63	Rs.	110
	Rs.	63	Rs.	110
Non-current portion
Foreign currency borrowing by the parent company	Rs.	4,880	Rs.	4,852
Foreign currency borrowing by the Swiss Subsidiary		16,185		-
Foreign currency borrowing by the Company’s German subsidiary, Reddy Holding GmbH		3,394		-
Obligations under finance leases		630		597
	Rs.	25,089	Rs.	5,449

Disclosure of interest rate profile of long-term borrowings [Table Text Block]
The interest rate profiles of long-term borrowings (other than obligations under finance leases) as at March 31, 2018 and 2017 were as follows:

	As at March 31,
	2018		2017
	Currency	Interest Rate	Currency	Interest Rate
Foreign currency borrowings	USD	1 Month LIBOR + 45 to 82.7 bps	USD	1 Month LIBOR + 82.7 bps
	EUR	0.81%	-	-

Disclosure of Contractual maturities of Long Term Borrowings [Table Text Block]
The aggregate maturities of long-term loans and borrowings, based on contractual maturities, as of March 31, 2018 were as follows:

Maturing in the year ending March 31,(1)	Foreign currency loan		Obligations under finance leases		Total
2019	Rs.	-	Rs.	63	Rs.	63
2020		4,064		59		4,123
2021		6,346		61		6,407
2022		1,131		66		1,197
2023		13,035		71		13,106
Thereafter		-		373		373
	Rs.	24,576	Rs.	693	Rs.	25,269

(1)	Long-term debt obligations disclosed in the above table do not reflect any netting of transaction costs amounting to Rs.117.

The aggregate maturities of long term loans and borrowings, based on contractual maturities, as of March 31, 2017 were as follows:

Maturing in the year ending March 31,	Foreign currency loan		Obligations under finance leases		Total
2018	Rs.	-	Rs.	110	Rs.	110
2019		-		56		56
2020		1,610		51		1,661
2021		3,242		53		3,295
2022		-		57		57
Thereafter		-		380		380
	Rs.	4,852	Rs.	707	Rs.	5,559

Disclosure of Future minimum lease payments under finance leases [Table Text Block]
The Company has leased buildings and vehicles under finance leases. Future minimum lease payments under finance leases as at March 31, 2018 were as follows:

Particulars	Present value of minimum lease payments		Interest		Future minimum lease payments
Not later than one year	Rs.	63	Rs.	57	Rs.	120
Between one and five years		257		159		416
More than five years		373		66		439
	Rs.	693	Rs.	282	Rs.	975

Future minimum lease payments under finance leases as at March 31, 2017 were as follows:

Particulars	Present value of minimum lease payments		Interest		Future minimum lease payments
Not later than one year	Rs.	110	Rs.	77	Rs.	187
Between one and five years		217		149		366
More than five years		380		84		464
	Rs.	707	Rs.	310	Rs.	1,017

Disclosure of reconciliation of liabilities arising from financing activities [text block]
Reconciliation of liabilities arising from financing activities

Particulars	Long-term borrowings (1)		Short-term borrowings		Total
Opening balance	Rs.	5,559	Rs.	43,539	Rs.	49,098
Borrowings made during the year		19,065		47,564		66,629
Borrowings repaid during the year		(158)		(65,589)		(65,747)
Currency translation adjustments		747		(48)		699
Others		(61)		-		(61)
Closing balance	Rs.	25,152	Rs.	25,466	Rs.	50,618

(1)	Including current portion.